Other Financial Data - Summary of Components of Other Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Financial Data [Abstract]
Deferred revenue	$ 148	$ 148
Less: current portion of lease obligations, net	44	41
Less: current portion of lease obligations, net	27	28
Other	182	107
Total	$ 401	$ 324